SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001


Check here if Amendment [  ];        Amendment Number: ___

This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
                     --------------------------------------
Address:             3060 PEACHTREE ROAD, NW SUITE 1555
                     ---------------------------------
                     ATLANTA GA  30066
                     --------------------


Form 13F File Number:    28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ANGELA KLEIN
       -------------
Title: OPERATIONS MANAGER
       ------------------------
Phone: 404-842-9600
       ------------


Signature, Place, and Date of Signing:
Angela Klein               Atlanta, GA                  11/14/01
------------               -----------                  --------
[Signature]             [City, State]                   [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number             Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             33
                                               -------------

Form 13F Information Table Value Total:           $978,862
                                               --------------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

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                                    FORM 13F
                                                                  (SEC USE ONLY)
Page 1 of 2                 Name of Reporting Manager : Shapiro Capital Management Company, Inc

---------------------------------------------------------------------------------------------------------------------------------
                                                           Item 3:       Item 4:       Item 5:            Item 6
                    Item 1:                 Item 2:         CUSIP           Fair     Shares of           Investment Discretion
                                                                                               ----------------------------------
                                                                                               ----------------------------------
       Name of Issuer                       Title of       Number     Market Value     Principal         (b) Shared    (c) Shared
                                            Class                                      Amount  (a)Sole    As defined      Other
---------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.                       Common       72813P100      $67,206     6,621,282     a
---------------------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings                             Common       751028101      $64,913     3,335,739     a
---------------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc.              Common       698813102      $63,111     2,422,699     a
---------------------------------------------------------------------------------------------------------------------------------
Adolph Coors Class B                         Common       217016104      $56,432     1,254,050     a
---------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                     Common       808655104      $55,178     3,144,050     a
---------------------------------------------------------------------------------------------------------------------------------
GATX Corp                                    Common       361448103      $52,043     1,547,050     a
---------------------------------------------------------------------------------------------------------------------------------
Zales Corporation                            Common       988858106      $49,403     1,865,675     a
---------------------------------------------------------------------------------------------------------------------------------
Wabtec Corporation                           Common       929740108      $47,674     4,373,807     a
---------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corporation                       Common       12612L108      $43,772     3,230,411     a
---------------------------------------------------------------------------------------------------------------------------------
Tom Brown Inc.                               Common       115660201      $43,383     2,075,724     a
---------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                        Common       737464107      $43,065     1,161,398     a
---------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc. CL B                       Class B Common   366651206      $42,983     4,940,530     a
---------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                      Common       93317Q105      $41,878     4,679,057     a
---------------------------------------------------------------------------------------------------------------------------------
Pennzoil-Quaker State Company                Common       709323109      $41,573     3,718,543     a
---------------------------------------------------------------------------------------------------------------------------------
Journal Register Company                     Common       481138105      $39,907     2,418,625     a
---------------------------------------------------------------------------------------------------------------------------------
Tredegar Corporation                         Common       894650100      $38,564     2,268,461     a
---------------------------------------------------------------------------------------------------------------------------------
Rayovac Corporation                          Common       755081106      $36,114     2,368,125     a
---------------------------------------------------------------------------------------------------------------------------------
Veritas DGC Inc.                             Common       92343p107      $26,161     2,346,300     a
---------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                             Common       670837103      $25,015     1,143,802     a
---------------------------------------------------------------------------------------------------------------------------------
Gray Communications Systems, Inc. CL B   Class B Common   389190208      $21,234     1,604,971     a
---------------------------------------------------------------------------------------------------------------------------------
Primedia, Inc.                               Common       74157K101      $18,996     8,083,361     a
---------------------------------------------------------------------------------------------------------------------------------
Exide Technologies                           Common       302051107      $14,056     3,738,218     a
---------------------------------------------------------------------------------------------------------------------------------
                                                                        $932,661
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                           Item 3:       Item 4:       Item 5:           Item 6
                                            Item 2:         CUSIP           Fair     Shares of       Investment Discretion
                                                                                               ----------------------------------
                                                                                               ----------------------------------
                                            Title of         Number   Market Value     Principal          (b) Shared    (c) Shared
                                             Class                                      Amount  (a)Sole    As defined      Other
---------------------------------------------------------------------------------------------------------------------------------
Varian Inc.                                  Common       922206107      $13,283       521,300     a
---------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Company                   Common       29255w100      $12,384       825,600     a
---------------------------------------------------------------------------------------------------------------------------------
Bull Run Corporation                         Common       120182100       $6,387     4,435,570     a
---------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc.                                Common       366651107       $4,024       444,597     a
---------------------------------------------------------------------------------------------------------------------------------
Wilmington Trust Corporation                 Common       971807102       $3,762        68,150     a
---------------------------------------------------------------------------------------------------------------------------------
Belden Inc.                                  Common       077459105       $1,737        92,400     a
---------------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens Inc.                       Common       961238102       $1,574       889,304     a
---------------------------------------------------------------------------------------------------------------------------------
Layne Christensen Company                    Common       521050104       $1,381       175,950     a
---------------------------------------------------------------------------------------------------------------------------------
Radiant Systems                              Common       75025n102       $1,042       102,150     a
---------------------------------------------------------------------------------------------------------------------------------
American Annuity                             Common       023833205         $395        15,800     a
---------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc.                     Common       29266r108         $233        14,000     a
---------------------------------------------------------------------------------------------------------------------------------

                     Total                                              $978,862
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                       33

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---------------------------------------      ----------------------------------------------------------------------
                                                Item 7                   Item 8                     Item 4:
                    Item 1:                    Manager's       Voting Authority (shares)              Fair
                                                           -----------------------------------

                 Name of Issuer               See Instr V   (a) Sole   (b)Shared   (c) None       Market Value

---------------------------------------      ----------------------------------------------------------------------
Playtex Products, Inc.                                         a                                    $67,206,012.30
---------------------------------------      ----------------------------------------------------------------------
Ralcorp Holdings                                               a                                    $64,913,480.94
---------------------------------------      ----------------------------------------------------------------------
Papa John's International, Inc.                                a                                    $63,111,308.95
---------------------------------------      ----------------------------------------------------------------------
Adolph Coors Class B                                           a                                    $56,432,250.00
---------------------------------------      ----------------------------------------------------------------------
Scientific-Atlanta, Inc.                                       a                                    $55,178,077.50
---------------------------------------      ----------------------------------------------------------------------
GATX Corp                                                      a                                    $52,042,762.00
---------------------------------------      ----------------------------------------------------------------------
Zales Corporation                                              a                                    $49,403,074.00
---------------------------------------      ----------------------------------------------------------------------
Wabtec Corporation                                             a                                    $47,674,496.30
---------------------------------------      ----------------------------------------------------------------------
CNA Surety Corporation                                         a                                    $43,772,069.05
---------------------------------------      ----------------------------------------------------------------------
Tom Brown Inc.                                                 a                                    $43,382,631.60
---------------------------------------      ----------------------------------------------------------------------
Post Properties, Inc.                                          a                                    $43,064,637.84
---------------------------------------      ----------------------------------------------------------------------
Gartner, Inc. CL B                                             a                                    $42,982,611.00
---------------------------------------      ----------------------------------------------------------------------
Walter Industries, Inc.                                        a                                    $41,877,560.15
---------------------------------------      ----------------------------------------------------------------------
Pennzoil-Quaker State Company                                  a                                    $41,573,310.74
---------------------------------------      ----------------------------------------------------------------------
Journal Register Company                                       a                                    $39,907,312.50
---------------------------------------      ----------------------------------------------------------------------
Tredegar Corporation                                           a                                    $38,563,837.00
---------------------------------------      ----------------------------------------------------------------------
Rayovac Corporation                                            a                                    $36,113,906.25
---------------------------------------      ----------------------------------------------------------------------
Veritas DGC Inc.                                               a                                    $26,161,245.00
---------------------------------------      ----------------------------------------------------------------------
OGE Energy Corp.                                               a                                    $25,014,949.74
---------------------------------------      ----------------------------------------------------------------------
Gray Communications Systems, Inc. CL B                         a                                    $21,233,766.33
---------------------------------------      ----------------------------------------------------------------------
Primedia, Inc.                                                 a                                    $18,995,898.35
---------------------------------------      ----------------------------------------------------------------------
Exide Technologies                                             a                                    $14,055,699.68
---------------------------------------      ----------------------------------------------------------------------
                                                                                                      $878,375,533
---------------------------------------      ----------------------------------------------------------------------

---------------------------------------      ----------------------------------------------------------------------

                                                Item 7                   Item 8                     Item 4:
                                             Manager's         Voting Authority (shares)              Fair
                                                           -----------------------------------

                                             See Instr V    (a) Sole   (b)Shared   (c) None       Market Value

---------------------------------------      ----------------------------------------------------------------------
Varian Inc.                                                    a                                    $13,282,724.00
---------------------------------------      ----------------------------------------------------------------------
Encore Acquisition Company                                     a                                    $12,384,000.00
---------------------------------------      ----------------------------------------------------------------------
Bull Run Corporation                                           a                                     $6,387,220.80
---------------------------------------      ----------------------------------------------------------------------
Gartner, Inc.                                                  a                                     $4,023,602.85
---------------------------------------      ----------------------------------------------------------------------
Wilmington Trust Corporation                                   a                                     $3,761,880.00
---------------------------------------      ----------------------------------------------------------------------
Belden Inc.                                                    a                                     $1,737,120.00
---------------------------------------      ----------------------------------------------------------------------
WestPoint Stevens Inc.                                         a                                     $1,574,068.08
---------------------------------------      ----------------------------------------------------------------------
Layne Christensen Company                                      a                                     $1,381,207.50
---------------------------------------      ----------------------------------------------------------------------
Radiant Systems                                                a                                     $1,041,930.00
---------------------------------------      ----------------------------------------------------------------------
American Annuity                                               a                                       $395,000.00
---------------------------------------      ----------------------------------------------------------------------
Energizer Holdings, Inc.                                       a                                       $232,680.00
---------------------------------------      --------------                                   ---------------------

                     Total                                                                            $924,576,966
---------------------------------------      ----------------------------------------------------------------------
                       33

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